Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of Trade and Other Receivables
Trade and other receivables as of December 31, 2020 and 2019 are as follows:

	December 31, 2020	December 31, 2019
Trade (1)	$130,009	$222,694
Employee advances	3,835	3,267
Other (2)	145,315	72,331

	$279,159	$298,292
Less provision for expected credit losses	(46,324)	(42,001)

Total	$232,835	$256,291

Net current	$229,917	$233,722
Net non-current	2,918	22,569

Total	$232,835	$256,291

Trade receivables are
non-interest
bearing.

(1)
As of December 31, 2020, trade accounts receivable are mainly comprised of: $ 69,000 pertaining to pending deposits, $ 102,000 corresponding to debtors and $ 58,000 to other types of debtors. Its decrease is mainly due to the suspension of the operation.

(2)
As of December 2020, corresponds mainly to accounts receivables to Chelsea Securities, S.A for $34,980, USAV Flow for $59,295, miles trust contract for $15,405, Rolls Royce for $11,423, Luis Montes de Oca for $2,770, Airbus for $1,397. As of December 2019, corresponds mainly to amounts charged to Chelsea Securities S.A. for $34.980.

Summary of Changes in Allowance for Doubtful Accounts
Changes during the year in the provision for expected credit losses for as follows:

	December 31, 2020	December 31, 2019
Balance at beginning of year	$42,001	$12,430
Provision bad debt expense (1)	12,069	50,703
Reversal against the allowance	(7,746)	(21,132)

Total	$46,324	$42,001

(1)
As December 31, 2019, includes impairment of the account receivable assigned by Grupo Aeromar SA of CV to Chelsea Securities, S.A., this account receivable is unsecured, originated in a potential investment of the Group in the Mexican market, a decision to the invest wasn’t approved
($34,980).

Summary of Aging of Accounts Receivables
The aging of trade receivables at the end of the reporting period is as follows:

	December 31, 2020	December 31, 2019
Neither past due nor impaired	$76,894	$129,732
Past due 1–30 days	535	24,259
Past due 31–90 days	13,168	16,896
Past due 91 days	39,412	51,807

Total trade	$130,009	$222,694
Less provision for expected credit losses	(11,344)	(7,021)

Trade receivables, net of expected credit losses	$118,665	$215,673